Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2030 Fund - Fidelity Managed Retirement 2030 Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Annual Return 2020	13.82%
Annual Return 2021	8.89%
Annual Return 2022	(16.28%)
Annual Return 2023	12.51%